Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Digital Assets [Abstract]
Schedule of Reconciliation of Opening and Closing Balances of Digital Assets

The following table presents a reconciliation of the opening and closing balances of the Company’s digital assets, including purchases and unrealized gains or losses:

	Digital Assets Carrying Value	Approximate Number of Bitcoins Held
	RMB

Balance at December 31, 2024	-	-
Digital assets purchase	804,579,371	1,236
Digital assets decrease	(35,705,995)	(55)
Unrealized loss on digital assets(i)	(38,723,236)	-
Balance at December 31, 2025(ii)	730,150,140	1,181

(i)	Unrealized loss on digital assets is included in Unrealized loss on digital assets on the Consolidated Statements of Operations.

(ii)	As of December 31, 2025, 601 bitcoins held by the Company, with a carrying value of RMB 371.6 million on the Consolidated Balance Sheets, serve as collateral for loans totaling RMB356.5 million obtained from several third-party creditors (Note 15). No such collateral arrangements were in place as of December 31, 2024.

Schedule of Summarizes the Company’s Digital Assets

The following table summarizes the Company’s digital assets holdings as of the dates indicated:

	As of December 31,
	2024	2025
	RMB	RMB
Digital assets cost basis	-	768,873,376
Digital assets fair value	-	730,150,140
Unrealized loss on digital assets	-	38,723,236